Borrowings (Details Narrative) $ in Millions						12 Months Ended
	Feb. 03, 2026 USD ($)	Nov. 19, 2025 USD ($)	Aug. 05, 2025 ARS ($)	May 12, 2025 USD ($)	Mar. 07, 2025 ARS ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ARS ($)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 ARS ($)	Aug. 07, 2025 USD ($)	Aug. 07, 2025 ARS ($)	Aug. 01, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Fair values of noncurrent borrowings							$ 591,555			$ 997,738
Proceeds discount						$ 694,344	$ 459,516	$ 49,914
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Proceeds discount	$ 89,974,800
Class Four Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Repaid					$ 29,562
Class One Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Repaid				$ 8,218,667
Class Six Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Repaid			$ 19,051
Class Eight Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Notes payable face value											$ 2,357,143		$ 80,000,000		$ 50,000,000
Nominal annual interest rate						8.50%
Notes payable face equivalent value												$ 3,561
Class Nine Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Notes payable face value														$ 20,000	$ 120,000,000
Annual fixed margin interest rate						6.00%
Class Seven Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Notes payable face value									$ 200,000,000
Aggregate principal amount									120,000,000
Principal amount		$ 201,210,714							93,000,000
Proceeds discount		$ 197,232,778
Outstanding principal amount									385,000,000
Exchange ratio, description						The principal on the Additional Class No. 7 Corporate Notes will be repaid in three installments on October 24, 2028, October 24, 2029 and October 24, 2030, representing 33.33%, 33.33% and 33.34% of the principal, respectively. Furthermore, they will accrue interest at a fixed annual nominal rate of 9.75%, payable semiannually in arrears on April 24 and October 24 of each year, commencing on April 24, 2026.
Outstanding principal amount									$ 475,000,000
Class Seven Corporate Notes [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Outstanding principal amount	$ 90,000,000
Class 789 Notes [Member]
IfrsStatementLineItems [Line Items]
Disbursed as issuance expenses						$ 14,636
Class Additional Seven Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Principal amount, description						Finally, on March 2, 2026, the Company repaid in full and prior to maturity its Class No. 8 Corporate Notes for a total of USD 80,000,000, plus interest.